SHAREHOLDERS' EQUITY (Tables) - Employee and director [Member]	6 Months Ended
Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of the Company's stock options granted in the six months ended June 30, 2022 and 2021 was estimated using the following weighted average assumptions:

	Six months ended June 30,
	2022	2021

Risk free interest	1.41% - 2.84%	0.26% - 0.6%
Dividend yields	0%	0%
Volatility	51.45% - 51.85%	41% - 50%
Expected term (in years)	3.95 - 4.00	4.03 - 4.04

Schedule of Stock Option Activity

A summary of employee and director option balances under the 2008 Plan as of June 30, 2022 and changes during the six months then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	3,099,144	$7.8	4.5	$1,737
Granted	767,500	$8.3
Exercised	(207,500)	$5.7
Forfeited	(319,375)	$7.0

Outstanding as of June 30, 2022	3,339,769	$8.2	4.5	$92

Exercisable as of June 30, 2022	688,102	$7.7	3.2	$92